Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 224,329		¥ 146,413
Less: Accumulated depreciation and amortization	[1]	(80,327)		(38,165)
Property, equipment and software, net		144,002	$ 20,944	108,248
Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		126,842		81,059
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		13,843		12,498
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		55,575		45,268
Software [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 28,069		¥ 7,588

[1]	Depreciation and amortization expenses for the years ended December 31, 2016, 2017 and 2018 was RMB12,086, RMB22,555 and RMB42,162, respectively.